MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2023

Master Limited Partnerships and Related Companies - 100.3%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 36.5%(1)
Canada - 0.4%(1)
Enbridge, Inc.	80,000	$3,001,600
United States - 36.1%(1)
Genesis Energy, L.P.	1,675,000	19,379,750
Magellan Midstream Partners, L.P.	1,300,000	69,108,000
MPLX, L.P.	2,900,000	100,427,000
Phillips 66	250,000	25,640,000
Plains All American Pipeline, L.P.	2,650,000	35,112,500
Plains GP Holdings, L.P.	2,525,000	35,122,750
		284,790,000
Total Crude/Refined Products Pipelines and Storage		287,791,600

Natural Gas/Natural Gas Liquid Pipelines and Storage - 24.7%(1)
Canada - 0.3%(1)
TC Energy Corporation	60,000	2,388,600
United States - 24.4%(1)
Cheniere Energy, Inc.	110,000	17,307,400
Energy Transfer, L.P.	6,925,000	87,670,500
Enterprise Products Partners, L.P.	2,175,000	55,527,750
Kinder Morgan, Inc.	419,000	7,148,140
ONEOK, Inc.	137,000	8,966,650
Williams Companies, Inc.	525,000	15,802,500
		192,422,940
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		194,811,540

Natural Gas Gathering/Processing - 39.1%(1)
United States - 39.1%(1)
Antero Midstream Corporation	725,000	7,641,500
Crestwood Equity Partners, L.P.	375,000	9,273,750
DCP Midstream, L.P.	600,000	25,068,000
Enlink Midstream, LLC	6,600,000	74,316,000
Targa Resources Corporation	1,300,000	96,330,000
Western Midstream Partners, L.P.	3,667,000	95,378,670
Total Natural Gas Gathering/Processing		308,007,920

Total Master Limited Partnerships and Related Companies (Cost $318,411,891)		790,611,060
Total Investments - 100.3% (Cost $318,411,891)(1)		790,611,060
Liabilities in Excess of Other Assets - (0.3%)(1)		(2,090,677)
Net Assets - 100.0%(1)		$788,520,383

(1) Calculated as a percentage of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2023	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$790,611,060	$790,611,060	$-	$-
Total	$790,611,060	$790,611,060	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2023.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.